Derivatives_Amounts recognized in profit or loss due to the ineffective portion of fair value hedge (Details)	12 Months Ended
Dec. 31, 2018 KRW (₩)
For fair value hedging | Interest rate risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [Line Items]
Changes in the value of hedging instruments recognized in cash flow hedge reserve	₩ (1,864,000,000)
Line item in the profit or loss that includes hedge ineffectiveness	Other net operating income
For cash flow hedging | Interest rate risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [Line Items]
Changes in the value of hedging instruments recognized in cash flow hedge reserve	₩ (517,000,000)
Hedge ineffectiveness recognized in profit or loss	(148,000,000)
Other comprehensive income, net of tax, change in value of foreign currency basis spreads	₩ 0
Line item in the profit or loss that includes hedge ineffectiveness	Other net operating expense
Amounts reclassified from cash flow hedge reserve to profit or loss	₩ 0
Line item affected in profit or loss because of the reclassification	Other net operating expense
For cash flow hedging | Foreign currencies translation risk and interest rate risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [Line Items]
Changes in the value of hedging instruments recognized in cash flow hedge reserve	₩ 21,429,000,000
Hedge ineffectiveness recognized in profit or loss	153,000,000
Other comprehensive income, net of tax, change in value of foreign currency basis spreads	₩ (882,000,000)
Line item in the profit or loss that includes hedge ineffectiveness	Other net operating income (expense)
Amounts reclassified from cash flow hedge reserve to profit or loss	₩ (23,084,000,000)
Line item affected in profit or loss because of the reclassification	Other net operating expense
For cash flow hedging | Foreign currencies translation risk
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [Line Items]
Changes in the value of hedging instruments recognized in cash flow hedge reserve	₩ 2,353,000,000
Hedge ineffectiveness recognized in profit or loss	0
Other comprehensive income, net of tax, change in value of foreign currency basis spreads	₩ (491,000,000)
Line item in the profit or loss that includes hedge ineffectiveness	Other net operating income
Amounts reclassified from cash flow hedge reserve to profit or loss	₩ (3,601,000,000)
Line item affected in profit or loss because of the reclassification	Other net operating expense